AVAILABLE FOR SALE SECURITIES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other than temporary impairment on available for sale securities	20	56	53